10-Q Notes receivable - Narrative (Details) $ in Thousands, € in Millions, £ in Millions	Feb. 23, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 01, 2025 GBP (£)	Sep. 01, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Nov. 01, 2024 GBP (£)	Jan. 01, 2024 EUR (€)
Notes payable
Notes receivable		$ 7,174	$ 7,609			$ 2,488
Disposed by sale | Acres Assets
Notes payable
Total consideration	$ 3,300
Consideration, cash	1,100
Consideration, notes receivable	$ 2,200
Consideration, notes receivable, interest rate	8.00%
Riviera Creek
Notes payable
Notes receivable		$ 4,000	$ 4,000
Sapphire Nordics AB
Notes payable
Notes receivable | £				£ 0.8			£ 0.5
Note receivable, interest rate							3.00%
Four20
Notes payable
Notes receivable | €					€ 0.9			€ 0.8
Note receivable, interest rate				8.00%	8.00%			8.00%